PROVISION FOR CLOSURE AND RECLAMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions [abstract]
Provision for closure and reclamation, beginning	$ 265,239	$ 244,323	$ 242,347
Accretion	1,551	20,916	1,976
Provision for closure and reclamation, ending	$ 266,790	$ 265,239	$ 244,323